Note 9 - Leases - Schedule of Operating Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating lease right-of-use asset, net	$ 913	$ 1,543
Operating lease - current	(685)	(631)
Operating lease - noncurrent	(228)	(912)
Total lease liabilities	$ (913)	$ (1,543)